Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Abbott Biotherapeutics Corp [Member]
Milestone Payments Milestone Method [Line Items]
Summary of milestone payment
Milestones	Payments

(1) when Company initiates a Phase I Clinical Trial of a licensed product	$750,000
(2) when Company initiates a Phase II Clinical Trial of a licensed product	750,000
(3) when Company initiates a Phase III Clinical Trial of a licensed product	1,500,000
(4) Biological License Application filing with U.S. FDA	1,750,000
(5) First commercial sale	1,500,000
(6) after the first $10,000,000 in net sales	1,500,000

Milestones	Payments

(1) when Company initiates a Phase I Clinical Trial of a licensed product	$750,000
(2) when Company initiates a Phase II Clinical Trial of a licensed product	750,000
(3) when Company initiates a Phase III Clinical Trial of a licensed product	1,500,000
(4) Biological License Application filing with U.S. FDA	1,750,000
(5) First commercial sale	1,500,000
(6) after the first $10,000,000 in net sales	1,500,000

MSKCC [Member]
Milestone Payments Milestone Method [Line Items]
Summary of milestone payment
Milestones	Payments

(1) filing of an New Drug Application (“NDA”) or regulatory approval for each licensed product	$750,000
(2) upon the receipt of regulatory approval from the U.S. FDA for each licensed product	1,750,000

Milestones	Payments

1) filing of an New Drug Application (“NDA”) or regulatory approval
for each licensed product	$750,000
(2) upon the receipt of regulatory approval from the U.S. FDA for each
licensed product	1,750,000